General information (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024 USD ($) employee facility	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) employee facility	Jun. 30, 2023 USD ($)
General information
Number of production facilities operated | facility	23		23
Number of employees | employee	6,300		6,300
Revenue | $	$ 1,259	$ 1,255	$ 2,400	$ 2,386